Data by Business Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 1,264,674	$ 1,228,918	$ 1,261,397	$ 1,272,610	$ 1,194,890	$ 1,160,690	$ 1,175,915	$ 1,243,740	$ 5,027,599	$ 4,775,235	$ 4,793,342
Operating income (loss)									638,734	507,973	544,105
Impairment charges					(76,100)					(77,193)	(108,953)
Transaction costs									(17,983)	(2,112)	(2,231)
Rent									313,039	302,192	294,789
Depreciation and amortization									155,570	152,945	158,085
Interest, net									164,767	103,962	106,839
Income (loss) from continuing operations before income taxes									5,358	(51,126)	(15,608)
Provision (benefit) for income taxes									462	(10,493)	30,341
Income (loss) from continuing operations	(4,803)	$ 7,222	$ (20,450)	$ 22,927	(50,334)	$ (15,357)	$ 13,879	$ 11,179	4,896	(40,633)	(45,949)
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									91,081	100,908	115,175
Capital expenditures, excluding acquisitions (including discontinued operations), Development									5,257	11,824	50,322
Capital expenditures, excluding acquisitions (including discontinued operations)									96,338	112,732	165,497
Assets at end of period	5,652,964				3,945,869				5,652,964	3,945,869
Goodwill	997,597				992,102				997,597	992,102	1,041,266
Operating Segments
Segment Reporting Information [Line Items]
Revenues									5,242,856	4,978,390	4,990,724
Eliminations
Segment Reporting Information [Line Items]
Revenues									(215,257)	(203,155)	(197,382)
Corporate Non Segment Overhead
Segment Reporting Information [Line Items]
Operating income (loss)									(201,230)	(176,495)	(179,063)
Corporate Non Segment Insurance Subsidiary
Segment Reporting Information [Line Items]
Operating income (loss)									(1,845)	(1,914)	(2,127)
Corporate Non Segment
Segment Reporting Information [Line Items]
Operating income (loss)									(203,075)	(178,409)	(181,190)
Rent									2,285	2,284	2,429
Depreciation and amortization									28,563	29,099	30,932
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									35,896	40,756	50,341
Capital expenditures, excluding acquisitions (including discontinued operations), Development									1,040	4,154	1,560
Capital expenditures, excluding acquisitions (including discontinued operations)									36,936	44,910	51,901
Assets at end of period	2,424,766				684,440				2,424,766	684,440
Hospitals
Segment Reporting Information [Line Items]
Goodwill	679,480				679,480				679,480	679,480	747,065
Hospitals | Operating Segments
Segment Reporting Information [Line Items]
Revenues									2,450,068	2,400,076	2,486,625
Operating income (loss)									518,355	500,872	546,967
Rent									205,163	194,967	193,872
Depreciation and amortization									65,681	68,482	74,433
Home Health
Segment Reporting Information [Line Items]
Goodwill	117,589				112,378				117,589	112,378	99,317
Home Health | Operating Segments
Segment Reporting Information [Line Items]
Revenues									298,907	173,242	102,954
Operating income (loss)									20,149	4,440	5,304
Rent									7,832	4,123	2,407
Depreciation and amortization									7,622	5,987	4,071
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									783	1,369	1,602
Capital expenditures, excluding acquisitions (including discontinued operations)									783	1,369	1,602
Assets at end of period	203,154				197,252				203,154	197,252
Goodwill	117,589				112,378				117,589	112,378
Hospice
Segment Reporting Information [Line Items]
Goodwill	26,910				26,910				26,910	26,910	26,865
Hospice | Operating Segments
Segment Reporting Information [Line Items]
Revenues									50,095	51,685	40,386
Operating income (loss)									5,390	5,523	8,404
Rent									950	978	733
Depreciation and amortization									645	621	371
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									64	154	14
Capital expenditures, excluding acquisitions (including discontinued operations)									64	154	14
Assets at end of period	32,733				46,871				32,733	46,871
Goodwill	26,910				26,910				26,910	26,910
Home Health And Hospice | Operating Segments
Segment Reporting Information [Line Items]
Revenues									349,002	224,927	143,340
Operating income (loss)									25,539	9,963	13,708
Rent									8,782	5,101	3,140
Depreciation and amortization									8,267	6,608	4,442
Assets at end of period	235,887				244,123				235,887	244,123
Goodwill	144,499				139,288				144,499	139,288
Kindred Hospital Rehabilitation Services
Segment Reporting Information [Line Items]
Goodwill	173,618				173,334				173,618	173,334	168,019
Kindred Hospital Rehabilitation Services | Operating Segments
Segment Reporting Information [Line Items]
Revenues									374,201	352,097	350,784
Operating income (loss)									98,196	89,183	78,111
Rent									7,041	7,326	6,648
Depreciation and amortization									11,827	11,513	11,725
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									194	454	502
Capital expenditures, excluding acquisitions (including discontinued operations), Development										5	3,577
Capital expenditures, excluding acquisitions (including discontinued operations)									194	459	4,079
Assets at end of period	366,153				379,782				366,153	379,782
Goodwill	173,618				173,334				173,618	173,334
Kindred Hospital Rehabilitation Services | Eliminations
Segment Reporting Information [Line Items]
Revenues									(91,232)	(91,475)	(94,056)
RehabCare | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,007,036	995,907	1,006,464
Operating income (loss)									70,974	40,813	71,422
Rent									4,199	4,726	5,442
Depreciation and amortization									11,129	11,010	11,168
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									2,247	2,608	2,274
Capital expenditures, excluding acquisitions (including discontinued operations)									2,247	2,608	2,274
Assets at end of period	360,860				339,103				360,860	339,103
RehabCare | Eliminations
Segment Reporting Information [Line Items]
Revenues									(120,808)	(107,430)	(99,948)
Kindred Hospital Rehabilitation Services And Rehab Care | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,381,237	1,348,004	1,357,248
Operating income (loss)									169,170	129,996	149,533
Rent									11,240	12,052	12,090
Depreciation and amortization									22,956	22,523	22,893
Assets at end of period	727,013				718,885				727,013	718,885
Goodwill	173,618				173,334				173,618	173,334
Nursing Centers | Operating Segments
Segment Reporting Information [Line Items]
Revenues									1,062,549	1,005,383	1,003,511
Operating income (loss)									146,728	124,856	126,271
Rent									85,569	87,788	83,258
Depreciation and amortization									30,103	26,233	25,385
Nursing Centers | Eliminations
Segment Reporting Information [Line Items]
Revenues									(3,217)	(4,250)	(3,378)
Hospital Division | Operating Segments
Segment Reporting Information [Line Items]
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									29,881	28,390	38,118
Capital expenditures, excluding acquisitions (including discontinued operations), Development									2,087	11,812	38,688
Capital expenditures, excluding acquisitions (including discontinued operations)									31,968	40,202	76,806
Assets at end of period	1,751,695				1,746,085				1,751,695	1,746,085
Goodwill	679,480				679,480				679,480	679,480
Nursing Center Division | Operating Segments
Segment Reporting Information [Line Items]
Rent									85,569	87,788	83,258
Capital expenditures, excluding acquisitions (including discontinued operations), Routine									20,976	23,023	20,764
Capital expenditures, excluding acquisitions (including discontinued operations), Development									3,170	7	8,057
Capital expenditures, excluding acquisitions (including discontinued operations)									24,146	23,030	$ 28,821
Assets at end of period	$ 513,603				$ 552,336				$ 513,603	$ 552,336